CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (221,090,508)	$ (115,637,415)	$ 34,914,112
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Long-lived assets impairment	158,424,827	42,754,481	38,512,376
Share-based compensation	1,881,401	2,249,834	2,206,025
Inventory write-down	29,905,734	14,821,620	14,252,701
Allowance for doubtful accounts	5,482,019	359,733	1,202,940
Depreciation of property, plant and equipment	52,250,595	37,371,791	35,479,645
Gain on disposition of Nanjing Daqo		(1,099,299)
Changes in operating assets and liabilities:
Accounts receivable	12,431,119	(10,295,169)	(5,985,616)
Notes receivable	(11,496,473)	(2,633,764)	(1,868,419)
Prepaid expenses and other current assets	29,616	(15,042,913)	(5,723,463)
Advances to suppliers	(122,753)	2,098,761	2,279,347
Inventories	(25,270,470)	(6,745,803)	(26,579,763)
Amount due from related parties	(6,853,965)	8,418,601	(7,390,878)
Prepaid land use rights	264,549	(841,195)	(26,718,866)
Other non-current assets	4,513,271	4,645,277	(7,197,546)
Accounts payable	5,349,428	3,249,172	5,716,493
Notes payable	(19,760,436)	16,776,966	4,557,116
Accrued expenses and other current liabilities	468,946	(150,005)	(10,947,970)
Accrued warranty cost			297,244
Income tax payable	(160,480)	(8,052,589)	1,431,902
Advances from customers	(4,254,342)	(8,794,585)	(8,967,939)
Amount due to related party	(415,960)	14,047,531	1,993,223
Deferred government subsidies	482,563	618,958	25,127,831
Deferred tax assets	1,415,502	11,572,778	(21,732,585)
Net cash provided by (used in) operating activities	(16,525,817)	(10,307,234)	44,857,910
Investing activities:
Purchases of property, plant and equipment	(32,504,507)	(105,659,395)	(252,704,147)
Increase/(decrease) in restricted cash	1,823,635	80,435	(11,536,224)
Interest free loan to related parties			(9,898,458)
Proceeds from disposition of Nanjing Daqo		2,656,490
Decrease in cash on deconsolidation of Daqo New Material	(15,241)
Net cash used in investing activities	(30,696,113)	(102,922,470)	(274,138,829)
Financing activities:
Proceeds from related parties loans	157,271,287	1,645,923	75,294,720
Repayment of related parities loans	(69,386,568)		(75,294,720)
Proceeds from bank borrowings	39,200,480	128,047,530	186,558,358
Proceeds from other borrowings	35,351,511	1,524,560
Repayment of bank borrowings	(113,745,197)	(103,573,459)	(71,079,431)
Repayment of other borrowings			(2,697,397)
Purchase and retirement of treasury shares		(500,724)
Options exercised	135,171
Net cash provided by financing activities	48,826,684	27,143,830	112,781,530
Effect of exchange rate changes	(452,694)	67,800	5,560,689
Net increase (decrease) in cash and cash equivalents	1,152,060	(86,018,074)	(110,938,700)
Cash and cash equivalents at the beginning of the year	6,679,024	92,697,098	203,635,798
Cash and cash equivalents at the end of the year	7,831,084	6,679,024	92,697,098
Supplemental disclosure of cash flow information:
Interest paid	3,234,715	15,555,495	10,991,064
Income taxes paid		8,052,589	18,861,460
Disposition and Deconsolidation:
Less: cash and cash equivalents disposed	(15,241)
Net cash inflow (outflow) on the disposition		2,656,490
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payable	51,766,695	46,594,935	41,302,426
Purchase of property, plant and equipment included in amount due to related parties	940,135	5,678,393	822,840
Balance netting-off agreements with different subsidiaries of Daqo Group			11,729,514
Nanjing Daqo [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on disposition of Nanjing Daqo		(1,099,299)
Investing activities:
Proceeds from disposition of Nanjing Daqo		2,656,490
Decrease in cash on deconsolidation of Daqo New Material		(2,122,167)
Disposition and Deconsolidation:
Total consideration		9,888,742
Less: amount due from Daqo Group		(5,110,085)
Total cash consideration received		4,778,657
Less: cash and cash equivalents disposed		(2,122,167)
Net cash inflow (outflow) on the disposition		$ 2,656,490